SUBSEQUENT EVENTS	6 Months Ended
Jan. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

On March 14, 2024, the Company executed an agreement with Prime Number Capital LLC (“Prime”) For Prime to act as the Company’s lead underwriter on a “firm commitment” basis in connection with a public offering of shares of Company common stock. The agreement provides for compensation to Prime of, among other things, 1) underwriter’s commission equal to 7.0% of gross proceeds, 2) non-accountable expenses equal to 1.0% of gross proceeds, 3) underwriter’s warrants equal to 5.0% of the shares issued in the offering, and 4) a cash advance of $100,000 offsetable against the underwriter’s commission (of which the Company paid $50,000 to Prime on March 14, 2024).

On April 24, 2024, the Company sold 80,000 shares of its Series B Preferred Stock to RQS Capital for a cash payment of $80,000. Each share of Series B Preferred Stock may be converted by the holder of the shares into 100 shares of common stock, subject to equitable adjustment to the conversion rate. The holder of the Series B Preferred Stock will have voting rights equal to the holder of the number of shares of common stock into which the Series B Preferred Stock is convertible.